Shareholder Report, Holdings (Details)	Nov. 30, 2024
Columbia Commodity Strategy Fund - Class A | Long Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Columbia Commodity Strategy Fund - Class A | Long Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
Columbia Commodity Strategy Fund - Class A | Long Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Columbia Commodity Strategy Fund - Class A | Long Livestock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Commodity Strategy Fund - Class A | Long Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Columbia Commodity Strategy Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
Columbia Commodity Strategy Fund - Class A | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Columbia Commodity Strategy Fund - Class A | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Columbia Commodity Strategy Fund - Class A | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Commodity Strategy Fund - Class A | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Commodity Strategy Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Commodity Strategy Fund - Institutional Class | Long Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Columbia Commodity Strategy Fund - Institutional Class | Long Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
Columbia Commodity Strategy Fund - Institutional Class | Long Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Columbia Commodity Strategy Fund - Institutional Class | Long Livestock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Commodity Strategy Fund - Institutional Class | Long Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Columbia Commodity Strategy Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
Columbia Commodity Strategy Fund - Institutional Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Columbia Commodity Strategy Fund - Institutional Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Columbia Commodity Strategy Fund - Institutional Class | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Commodity Strategy Fund - Institutional Class | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Commodity Strategy Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Commodity Strategy Fund - Institutional 2 Class | Long Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Columbia Commodity Strategy Fund - Institutional 2 Class | Long Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
Columbia Commodity Strategy Fund - Institutional 2 Class | Long Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Columbia Commodity Strategy Fund - Institutional 2 Class | Long Livestock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Commodity Strategy Fund - Institutional 2 Class | Long Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Columbia Commodity Strategy Fund - Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
Columbia Commodity Strategy Fund - Institutional 2 Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Columbia Commodity Strategy Fund - Institutional 2 Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Columbia Commodity Strategy Fund - Institutional 2 Class | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Commodity Strategy Fund - Institutional 2 Class | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Commodity Strategy Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Commodity Strategy Fund - Institutional 3 Class | Long Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Columbia Commodity Strategy Fund - Institutional 3 Class | Long Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
Columbia Commodity Strategy Fund - Institutional 3 Class | Long Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Columbia Commodity Strategy Fund - Institutional 3 Class | Long Livestock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Commodity Strategy Fund - Institutional 3 Class | Long Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Columbia Commodity Strategy Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
Columbia Commodity Strategy Fund - Institutional 3 Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Columbia Commodity Strategy Fund - Institutional 3 Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Columbia Commodity Strategy Fund - Institutional 3 Class | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Commodity Strategy Fund - Institutional 3 Class | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Commodity Strategy Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%